Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Percentage of tax rate	10.00%
Deferred tax assets (in Dollars)	$ 129,034
Hong Kong [Member]
Income Tax (Details) [Line Items]
Description of income tax law	Under the tax laws of Hong Kong, Anyi Technology and AGM Defi Tech is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond, and allowed to offset their future tax taxable income with taxable operating losses with carried forward indefinitely.
Australian Taxation Office [Member]
Income Tax (Details) [Line Items]
Percentage of tax rate	10.00%
State Administration of Taxation, China [Member]
Income Tax (Details) [Line Items]
Description of income tax law	On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“the China EIT Law”), which was effective as of January 1, 2008.
Percentage of tax rate	25.00%
Uniform tax rate	25.00%
Description of operating loss carryforward	AGM Beijing, AGM Tianjin, Nanjing Lucun, and Beijing Keen Sense are subject to 25% China statutory tax rate.